CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions, unless otherwise specified		Total	Accumulated Loss	Accumulated Other Comprehensive Income (Loss)	Paid-In Capital	Noncontrolling Interests
Balance at Dec. 31, 2009		$ 5,100.1	$ (5,127.3)	$ (681.7)	$ 7,394.3	$ 3,514.8
Increase (Decrease) in Stockholders' Equity
Dividends and distributions paid to noncontrolling interests		(188.5)				(188.5)
Net (loss) income	[1]	(881.9)	(1,021.8)			139.9
Other comprehensive (loss) income		41.7		44.8		(3.1)
Adjustment to redemption value of redeemable noncontrolling interest		7.0			7.0
Stock compensation expense and other		15.4	0.1		15.3
Cash dividends paid by First Data Corporation to Parent		(14.9)	(14.9)
Purchase of noncontrolling interest		(5.0)			(7.5)	2.5
Balance at Dec. 31, 2010		4,059.9	(6,163.9)	(636.9)	7,395.1	3,465.6
Increase (Decrease) in Stockholders' Equity
Dividends and distributions paid to noncontrolling interests		(296.1)				(296.1)
Net (loss) income	[1]	(368.1)	(516.1)			148.0
Other comprehensive (loss) income		31.6		38.5		(6.9)
Adjustment to redemption value of redeemable noncontrolling interest		38.6			38.6
Stock compensation expense and other		18.7			18.7
Cash dividends paid by First Data Corporation to Parent		(0.2)	(0.2)
Balance at Dec. 31, 2011		3,408.0	(6,680.2)	(598.4)	7,375.2	3,311.4
Increase (Decrease) in Stockholders' Equity
Dividends and distributions paid to noncontrolling interests		(171.6)				(171.6)
Net (loss) income	[2]	(429.9)	(521.9)			92.0
Other comprehensive (loss) income		76.3		75.8		0.5
Stock compensation expense and other		11.7			11.7
Cash dividends paid by First Data Corporation to Parent		(5.1)	(5.1)
Purchase of noncontrolling interest		(47.6)			(46.1)	(1.5)
Balance at Sep. 30, 2012		2,841.8	(7,207.2)	(522.6)	7,340.8	3,230.8
Balance at Dec. 31, 2011		3,408.0	(6,680.2)	(598.4)	7,375.2	3,311.4
Increase (Decrease) in Stockholders' Equity
Dividends and distributions paid to noncontrolling interests		(225.9)				(225.9)
Net (loss) income	[1]	(563.3)	(700.9)			137.6
Other comprehensive (loss) income		49.5		46.2		3.3
Stock compensation expense and other		12.4			12.4
Cash dividends paid by First Data Corporation to Parent		(6.7)	(6.7)
Purchase of noncontrolling interest		(47.6)			(46.1)	(1.5)
Balance at Dec. 31, 2012		2,626.4	(7,387.8)	(552.2)	7,341.5	3,224.9
Increase (Decrease) in Stockholders' Equity
Dividends and distributions paid to noncontrolling interests		(130.5)				(130.5)
Net (loss) income	[2]	(648.5)	(746.0)			97.5
Other comprehensive (loss) income		(63.8)		(64.2)		0.4
Adjustment to redemption value of redeemable noncontrolling interest		(2.0)			(2.0)
Stock compensation expense and other		30.8			30.8
Cash dividends paid by First Data Corporation to Parent		(21.5)	(21.5)
Purchase of noncontrolling interest		9.0			5.8	3.2
Balance at Sep. 30, 2013		$ 1,799.9	$ (8,155.3)	$ (616.4)	$ 7,376.1	$ 3,195.5

[1]	The total net loss presented in the Consolidated Statements of Equity for the twelve months ended December 31, 2012, 2011 and 2010 is $36.0 million, $32.0 million and $35.0 million, respectively, greater than the amount presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interests not included in equity.
[2]	The total net loss presented in the Consolidated Statements of Equity for the nine months ended September 30, 2013 and 2012 is $24.6 million and $26.6 million, respectively, greater than the amount presented on the Consolidated Statements of Operations due to the net income attributable to the redeemable noncontrolling interest not included in equity.